STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

August 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
Collateralized Municipal-Backed Securities - .4%
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M049 (cost $3,522,331)	3.05	4/15/2034	3,495,000		3,804,447

Long-Term Municipal Investments - 99.1%
California - 97.6%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare) Ser. A	5.00	8/1/2043	13,250,000		14,916,982
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare) Ser. A	6.00	8/1/2030	5,000,000		5,467,300
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2037	1,650,000		1,956,389
Allan Hancock Joint Community College, GO, Ser. C	0/5.60	8/1/2047	11,375,000	[a]	9,513,936
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2046	2,000,000		2,139,060
Anaheim Community Facilities District No. 08-1, Special Tax Bonds, Refunding	4.00	9/1/2041	5,250,000		5,627,475
California, GO	5.25	10/1/2032	9,170,000		9,946,149
California, GO	5.50	11/1/2035	10,000,000		10,511,800
California, GO	5.50	3/1/2040	16,000,000		16,348,960
California, GO	6.00	3/1/2033	2,000,000		2,048,620
California, GO, Refunding	5.00	9/1/2036	10,000,000		12,353,300
California, GO, Refunding	5.00	2/1/2038	5,000,000		5,439,150
California, GO, Refunding	5.00	8/1/2036	7,000,000		8,630,160
California, GO, Refunding	5.25	9/1/2032	19,500,000		21,085,155
California, GO, Refunding	5.25	2/1/2029	13,835,000		15,204,803
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	4,000,000	[b]	4,541,640
California County Tobacco Securitization Agency, Revenue Bonds (Los Angeles County Securitization Corp.)	0.00	6/1/2046	12,500,000	[c]	2,020,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000	5,320,200
California Education Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,822,530
California Education Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	4,684,248
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000	2,696,251
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000	5,880,550
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000	588,645
California Educational Facilities Authority, Revenue Bonds, Refunding (Pepperdine University)	5.00	9/1/2045	5,000,000	5,922,250
California Educational Facilities Authority, Revenue Bonds, Refunding (Pooled College & University Projects) (Escrowed to Maturity) Ser. A	5.63	7/1/2023	70,000	77,253
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	6,911,040
California Health Facilities Financing Authority, Revenue Bonds (Rady Children's Hospital - San Diego)	5.25	8/15/2041	8,500,000	9,119,395
California Health Facilities Financing Authority, Revenue Bonds (Scripps Health) Ser. A	5.00	11/15/2036	2,000,000	2,015,760
California Health Facilities Financing Authority, Revenue Bonds (Stanford Hospital & Clinics) Ser. A	5.00	8/15/2042	1,000,000	1,098,780
California Health Facilities Financing Authority, Revenue Bonds (Stutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000	3,676,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health) Ser. A	5.00	11/15/2030	750,000	920,985
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health) Ser. A	5.00	11/15/2031	1,150,000	1,407,324
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West) Ser. A	4.00	3/1/2039	2,925,000	3,187,782
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital) Ser. A	5.00	8/15/2047	2,000,000	2,394,900
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2030	3,500,000	4,157,475
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2031	4,430,000	5,246,050
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care) Ser. A	5.00	11/15/2037	3,360,000	4,205,006
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. A	5.00	8/15/2043	2,000,000	2,368,020
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. D	5.25	8/15/2031	3,500,000	3,776,850
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	7,500,000	8,477,700
California Housing Finance, Revenue Bonds, Ser. A	4.25	1/15/2035	4,500,000	5,389,740
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group)	5.00	11/1/2049	1,500,000	1,849,575
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group)	5.00	11/1/2044	625,000	775,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund LLC Obligated Group)	5.00	11/1/2039	550,000		689,843
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Pictures Arts & Sciences Obligated Group)	5.00	11/1/2041	2,250,000		2,556,765
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,692,105
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[b]	2,866,650
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,985,975
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,422,320
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	5/15/2044	1,890,000		2,362,632
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	5/15/2043	3,040,000		3,805,958
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2035	1,500,000		1,857,585
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2033	3,800,000		4,734,382
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[b]	1,940,558
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[b]	2,396,483
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,201,890

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000		1,205,050
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000		1,202,000
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,320,055
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,195,030
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		4,136,510
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,954,650
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,372,420
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		2,225,353
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,626,554
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000		10,406,960
California Pollution Control Financing Authority, Revenue Bonds (American Water Capital Corp. Project)	5.25	8/1/2040	7,500,000	[b]	7,791,600
California Pollution Control Financing Authority, Revenue Bonds (San Jose Water Company Project)	5.10	6/1/2040	5,500,000		5,668,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000		3,141,150
California Public Finance Authority, Revenue Bonds (NCCD-Claremont Properties LLC-Claremont Colleges Project) Ser. A	5.00	7/1/2047	1,250,000	[b]	1,334,838
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital)	5.00	10/15/2047	3,000,000		3,434,760
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Projects) Ser. A	5.00	7/1/2045	3,500,000	[b]	3,952,900
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Projects) Ser. A	5.00	8/1/2048	1,650,000	[b]	1,961,916
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[b]	1,028,309
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[b]	706,466
California School Finance Authority, Revenue Bonds (Kipp SoCal Public Schools) Ser. A	5.00	7/1/2049	1,000,000	[b]	1,213,230
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools - Obligated Group)	5.00	8/1/2041	1,750,000	[b]	1,978,428
California State Public Works Board, Revenue Bonds (Various Judicial Council Projects) Ser. D	5.00	12/1/2031	10,000,000		10,858,000
California State University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		6,207,750
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2036	5,250,000	[b]	6,038,445
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.50	12/1/2058	1,500,000	[b]	1,788,975
California Statewide Communities Development Authority, Revenue Bonds (University of California Irvine Campus Apartments Phase IV)	5.00	5/15/2042	4,000,000		4,801,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Viamonte Senior Living Project)	3.00	7/1/2025	3,700,000		3,792,870
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes of the West)	5.00	10/1/2045	3,550,000		4,035,178
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	4,000,000		4,192,360
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Buck Institute for Research on Aging) (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2034	2,390,000		2,806,673
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[b]	819,952
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[b]	2,227,094
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	3,000,000		3,536,400
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2040	11,940,000		12,361,482
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2043	4,000,000		4,594,960
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.25	11/1/2030	3,750,000		3,923,138
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services)	5.00	4/1/2047	4,555,000		5,407,195

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Memorial Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2043	2,100,000		2,395,890
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,440,792
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[c]	1,441,500
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[c]	6,758,100
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		1,024,786
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2035	1,000,000		1,215,760
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	4,500,000		4,615,470
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	8,000,000		9,674,640
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		3,000,225
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[c]	2,957,861
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2023	4,850,000	[c]	4,613,805
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2022	3,605,000	[c]	3,478,969
Hesperia Community Redevelopment Agency Successor Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		8,668,079

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
Hesperia Community Redevelopment Agency Successor Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000	4,140,360
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000	2,177,244
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000	3,036,775
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000	4,925,452
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,907,400
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000	2,787,775
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	471,352
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	1,000,000	1,178,380
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	1,000,000	1,178,380
Irvine Unified School District, Special Tax Bonds (Insured; Build America Mutual Assurance Company) Ser. A	4.00	9/1/2044	1,115,000	1,275,582
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,949,587
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,464,540
Lodi Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2030	1,275,000	1,656,518
Long Beach Harbor, Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	4,137,035
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2030	1,110,000	1,300,831

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2029	1,190,000		1,399,345
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2045	4,000,000		4,765,400
Los Angeles County Regional Financing Authority, Revenue Bonds (MonteCedro Inc. Project) Ser. A	5.00	11/15/2044	2,000,000		2,230,260
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport) Ser. B	5.00	5/15/2038	3,500,000		3,922,695
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)	5.00	5/15/2032	16,985,000		21,808,061
Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport) Ser. A	5.00	5/15/2035	25,000,000		25,698,000
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000		2,984,588
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000		5,410,543
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	4,500,000		5,330,790
Los Angeles Department of Water & Power Power System, Revenue Bonds, Refunding, Ser. A6	1.18	7/1/2035	3,450,000	[d]	3,450,000
Metropolitan Water District of Southern California, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000		5,484,950
Metropolitan Water District of Southern California, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,394,480
Norman Y Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		3,102,483
North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.25	9/1/2026	2,760,000		3,185,426
Northern California Power Agency, Revenue Bonds, Refunding (Hydroelectric Project No. 1) (Insured; American Municipal Bond Assurance Corp.)	7.50	7/1/2021	240,000	[e]	263,040

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,801,155
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,880,582
Oakland Redevelopment Successor Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,560,070
Oakland Unified School District, GO, Ser. A	5.00	8/1/2040	3,500,000		4,106,130
Orange County Community Facilities District, Special Tax Bonds (Esencia Village Improvement Area #1) Ser. A	5.00	8/15/2042	3,000,000		3,592,590
Orange County Community Facilities District, Special Tax Bonds (Esencia Village Improvement Area #1) Ser. A	5.00	8/15/2047	1,000,000		1,191,350
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000		6,953,760
Palomar Community College District, GO	0/6.38	8/1/2045	16,615,000	[a]	16,668,666
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		2,236,085
Palomar Health, Revenue Bonds, Refunding (Palomar Health & Arch Health Partners)	5.00	11/1/2042	5,000,000		5,892,500
Peralta Community College District, GO, Refunding (Dedicated Unlimited Ad Valorem Property Tax Bonds) Ser. A	4.00	8/1/2039	5,000,000		5,520,550
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000		2,202,296
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000		2,081,284
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2034	1,310,000		1,573,559

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2028	3,000,000	3,698,910
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding (West Holt Avenue Redevelopment Project) Ser. Y	5.50	5/1/2032	3,000,000	3,943,140
Pomona Unified School District, GO (Insured; Build America Mutual Assurance Company) Ser. F	5.00	8/1/2039	2,000,000	2,312,980
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000	2,390,813
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000	3,896,588
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,375,000	1,741,176
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2035	1,000,000	1,269,800
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	7,237,398
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	7,647,797
Sacramento County Water Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	6/1/2025	4,000,000	4,071,320
Sacramento Municipal Utility District, Revenue Bonds, Refunding, Ser. X	5.00	8/15/2028	1,845,000	1,988,781
San Diego Association of Governments, Revenue Bonds Refunding, Ser. A	5.00	7/1/2038	2,000,000	2,466,660
San Diego Association of Governments, Revenue Bonds Refunding, Ser. A	5.00	7/1/2042	6,000,000	7,325,280
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000	3,674,850
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000	3,095,790
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2044	10,000,000	11,532,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2028	2,000,000		2,203,440
San Francisco City & County Airport Commission, Revenue Bonds, Refunding	5.00	5/1/2029	2,000,000		2,200,120
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co LLC) Ser. A	5.00	1/1/2027	2,000,000		2,492,120
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co LLC) Ser. A	5.00	1/1/2047	4,000,000		4,874,960
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	1,000,000		1,232,060
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	1,000,000		1,249,510
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	5,000,000		6,115,850
San Francisco City & County Airport Commission, Revenue Bonds, Ser. A	5.00	5/1/2037	9,865,000		12,394,781
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. B	0.00	8/1/2021	500,000	[c]	452,570
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000		1,302,609
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000		1,872,889
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000		2,076,988
San Francisco Public Utilities Commission, Revenue Bonds	5.00	11/1/2037	10,000,000		10,984,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000	5,698,850
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2039	1,500,000	1,758,705
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2037	2,200,000	2,606,846
Santa Margarita Water District, Special Tax Bonds (Village of Sendero)	5.63	9/1/2043	7,000,000	7,802,830
Santa Margarita Water District, Special Tax Bonds, Refunding (Talega)	5.00	9/1/2027	1,945,000	2,236,847
South Orange County Public Financing Authority, Special Tax Bonds, Refunding (Ladera Ranch) Ser. A	5.00	8/15/2030	1,000,000	1,091,500
South Orange County Public Financing Authority, Special Tax Bonds, Refunding (Ladera Ranch) Ser. A	5.00	8/15/2029	1,500,000	1,641,090
Southern California Public Power Authority, Revenue Bonds (Linden Wind Energy Project) Ser. A	5.00	7/1/2028	2,145,000	2,214,927
Southern California Public Power Authority, Revenue Bonds (Milford Wind Corridor Phase I Project)	5.00	7/1/2029	10,865,000	11,004,072
Southern California Public Power Authority, Revenue Bonds (Windy Point/Windy Flats Project)	5.00	7/1/2027	7,515,000	7,760,590
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.) Ser. A1	5.13	6/1/2046	5,850,000	5,862,226
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding, Ser. A1	4.75	6/1/2025	365,000	366,730
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000	2,885,175
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2026	1,115,000	1,234,729
Stockton Unified School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2025	1,620,000	1,796,823

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 97.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0375), (Riverside County Transportation Commission, Sales Tax Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	7.07	6/1/2039	3,750,000	[b,d,f]	4,940,437
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Water System Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.42	7/1/2043	3,000,000	[b,d,f]	4,243,830
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Green Bonds)), Underlying Coupon Rate (%) 4.00	8.39	8/1/2039	2,500,000	[b,d,f]	3,688,025
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)), Underlying Coupon Rate (%) 5.00	11.86	11/15/2046	3,070,000	[b,d,f]	5,602,535
Torrance, Revenue Bonds (Torrance Memorial Medical Center) Ser. A	5.00	9/1/2040	3,000,000		3,109,620
Turlock Irrigation District, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2026	25,000		25,323
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2042	10,000,000		10,966,100
University of California, Revenue Bonds, Ser. AM	5.25	5/15/2030	3,000,000		3,569,400
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	10,000,000		11,200,100
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000		3,318,210
Walnut Energy Center Authority, Revenue Bonds, Refunding	5.00	1/1/2027	2,150,000		2,552,566
				877,970,018
Multi-State - .8%
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Cl. A, Ser. A	3.05	6/15/2037	6,460,000		7,040,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
U.S. Related - .7%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	5,905,000	6,612,360
Total Long-Term Municipal Investments (cost $823,298,756)			891,623,326
Total Investments (cost $826,821,087)			99.5%	895,427,773
Cash and Receivables (Net)			0.5%	4,127,365
Net Assets			100.0%	899,555,138

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities were valued at $61,062,311 or 6.79% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	3,804,447	-	3,804,447
Municipal Securities	-	891,623,326	-	891,623,326

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2019, accumulated net unrealized appreciation on investments was $68,606,686, consisting of $68,737,995 gross unrealized appreciation and $131,309 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.